Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 49,496,171	$ 41,316,304
Highly liquid investments	14,619,029	23,098,207
Cash and cash equivalents	$ 64,115,200	$ 64,414,511	$ 64,932,217	$ 76,506,447